Inventories	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of June 30, 2017 and December 31, 2016 consist of the following:

	June 30, 2017	December 31, 2016
	(in millions)
Raw materials	$1,369	$1,185
Work-in-process	738	757
Finished goods	4,858	3,667
Total inventories	$6,965	$5,609